Other non-current assets (Detail) - Other non current assets [member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non current assets [line items]
Tax credits	€ 3,381	€ 3,015	€ 3,006
Guarantees and deposits	528	415	405
Non-current receivable on joint venture	0	138	1,096
Other	184	27	29
Total non-current assets	€ 4,093	€ 3,595	€ 4,536